Federal Home Loan Bank Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amount available of FHLB	$ 17,460
Reduced maturity of future advances		30 days